                                Two World Trade Center, New York, New York 10048

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS January 31, 2001


DEAR SHAREHOLDER:

During the six-month period ended January 31, 2001, the U.S. economy softened as a result of interest-rate increases the Federal Reserve Board instituted in 1999 and early 2000. Consumer confidence peaked by mid October 2000, which in turn led to declining retail sales starting in November. With the economy continuing to weaken, the Fed cut interest rates a total of 100 basis points in January (one percentage point) in an attempt to boost growth.

Amid a decelerating economy, the U.S. stock market continued to experience increased volatility. Concerns about a slowdown in capital spending on technology led to additional declines of more than 20 percent in the Nasdaq composite index and the technology portion of the Standard & Poor's 500 Index (S&P 500). This contrasted sharply with the double-digit gains made by such value-oriented sectors as basic materials, financial services, transportation and utilities. Health care and a few other growth sectors posted modest gains, benefiting from an investor rotation out of technology and economically sensitive stocks into defensive areas with more-reasonable valuations. Within the health-care sector, biotechnology and pharmaceuticals both outperformed the S&P 500, with the AMEX Biotechnology Index posting a return of 5.7 percent for the period and the AMEX Pharmaceutical Index rising 4.9 percent.


PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended January 31, 2001, Morgan Stanley Dean Witter Health Sciences Trust's Class B shares posted a total return of 5.28 percent, outperforming the S&P 500, which returned -3.98 percent.* For the same period, the Fund's Class A, C and D shares returned 5.71 percent,

---------------------
 * The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS January 31, 2001, continued


5.33 percent and 5.83 percent, respectively. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Fund continues to consider investments in all aspects of the health-care market, focusing on companies the Fund's management believes have solid demand for their products and services, strong new-product cycles and experienced management. As of January 31, 2001, approximately 31 percent of the Fund's assets were allocated to pharmaceutical companies (major pharmaceuticals, generic drug companies and others), 33 percent to biotechnology, 11 percent to medical device and supply companies, 20 percent to various other health-care-related areas and the remainder to cash equivalents. Foreign stocks and American Depositary Receipts (ADRs) represented 5 percent of the Fund's net assets. Significant holdings in the Fund's portfolio included Forest Labs, American Home Products, Baxter, Genentech and Merck. We continue to favor product companies (e.g., pharmaceuticals and biotechnology) over service companies (e.g., HMOs).


LOOKING AHEAD

We are optimistic about the Fund's long-term prospects, because we believe that demographic trends will continue to drive demand for health-care-related products and services worldwide. In addition, we anticipate that new-product introductions in health care will continue to drive revenue and earnings growth, especially for pharmaceutical, biotechnology and medical-device companies. Biotechnology companies, which have languished for years, now seem to be in a particularly strong new product cycle that may drive their stocks up. In the very near term, concerns that the federal government might create a Medicare prescription drug benefit may affect the performance of pharmaceutical stocks adversely.

We appreciate your ongoing support of Morgan Stanley Dean Witter Health Sciences Trust and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ Charles A. Fiumefreddo                  /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                      MITCHELL M. MERIN
Chairman of the Board                       President

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FUND PERFORMANCE January 31, 2001


                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                        CLASS A SHARES*
---------------------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                              35.54%(1)        28.43%(2)
Since Inception (7/28/97)           22.43%(1)        20.56%(2)

                        CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                              34.48%(1)        29.48%(2)
5 Years                             13.80%(1)        13.56%(2)
Since Inception (10/30/92)          16.04%(1)        16.04%(2)

                        CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                              34.54%(1)        33.54%(2)
Since Inception (7/28/97)           21.54%(1)        21.54%(2)

                        CLASS D SHARES++
---------------------------------------------------------------
PERIOD ENDED 1/31/01
---------------------------
1 Year                              35.84%(1)
Since Inception (7/28/97)           22.68%(1)


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.

------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *    The maximum front-end sales charge for Class A shares is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B shares is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++    Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited)


NUMBER OF
 SHARES                                                            VALUE
--------------------------------------------------------------------------
                    COMMON STOCKS (95.6%)
                    Biotechnology (32.7%)
  25,000            Aclara Biosciences Inc.* ..............   $    396,875
  70,000            Adolor Corp.* .........................      1,496,250
 195,000            Alkermes, Inc.* .......................      5,167,500
 225,000            Amgen Inc.* ...........................     15,820,312
 105,000            Applied Molecular Evolution* ..........      1,443,750
  50,000            Arena Pharmaceuticals, Inc.* ..........      1,196,875
 175,000            Biogen, Inc.* .........................     11,287,500
 125,000            Cambridge Antibody Technology
                      Group PLC (United Kingdom)*..........      5,558,640
 190,000            Celltech Group PLC (United Kingdom)* ..      3,613,116
  25,000            Celltech Group PLC (ADR)
                      (United Kingdom)* ...................        943,750
 285,000            COR Therapeutics, Inc.* ...............     11,115,000
 120,000            Corvas International, Inc.* ...........      1,530,000
 100,000            Enzon, Inc.* ..........................      6,275,000
 130,000            Exelixis, Inc.* .......................      2,015,000
 400,000            Genentech, Inc.* ......................     23,700,000
  60,000            Genzyme Transgenics Corp.* ............        855,000
 175,000            Gilead Sciences, Inc.* ................     11,845,312
 104,000            Human Genome Sciences, Inc.* ..........      6,344,000
 100,000            ICOS Corp.* ...........................      5,112,500
 360,000            IDEC Pharmaceuticals Corp.* ...........     21,172,500
  90,700            Illumina, Inc.* .......................      1,904,700
 275,000            Immunex Corp.* ........................      8,421,875
 200,000            ImmunoGen, Inc.* ......................      4,412,500
 190,000            Insmed Inc.* ..........................      1,175,625
  80,000            Intermune Pharmaceuticals, Inc.*.......      3,280,000
  50,000            Invitrogen Corp.* .....................      3,725,000
  65,000            Ligand Pharmaceuticals, Inc.
                      (Class B)* ..........................        840,937
 105,000            Medarex, Inc.* ........................      3,425,625
 450,000            MedImmune, Inc.* ......................     17,887,500
  95,000            Myriad Genetics, Inc.* ................      6,851,875
  45,000            NeoPharm, Inc.* .......................      1,344,375
 225,000            NPS Pharmaceuticals, Inc.* ............      9,098,437
 285,000            OSI Pharameceuticals Inc.* ............     18,244,453
  50,000            Oxford GlycoSciences PLC (ADR)
                      (United Kingdom)* ...................        987,500
 290,000            QLT PhotoTherapeutics Inc. * ..........      7,793,750
  45,000            Titan Pharmaceuticals, Inc.* ..........      1,750,950
  55,000            Virologic, Inc.* ......................        281,875
  50,000            ViroPharma Inc.* ......................      1,237,500
 425,000            XOMA Ltd.* ............................      5,179,688
                                                              ------------
                                                               234,733,045
                                                              ------------
                    Chemicals: Specialty (0.5%)
   6,000            Lonza AG (Switzerland)* ...............   $  3,670,330
                                                              ------------
                    Electronic Equipment/Instruments (2.4%)
 235,000            Waters Corp.* .........................     17,279,550
                                                              ------------
                    Hospital/Nursing Management (5.8%)
 240,000            Community Health Care* ................      6,014,400
 325,000            HCA-The Healthcare Corp. ..............     12,158,250
  60,000            LifePoint Hospitals, Inc.* ............      1,972,500
 240,000            Manor Care, Inc.* .....................      4,620,000
 145,000            Tenet Healthcare Corp.* ...............      6,324,900
 125,000            Universal Health Services, Inc.
                      (Class B)* ..........................     10,237,500
                                                              ------------
                                                                41,327,550
                                                              ------------
                    Managed Health Care (3.4%)
 110,000            CIGNA Corp. ...........................     12,226,500
  50,000            Oxford Health Plans, Inc.* ............      1,559,375
  90,000            Trigon Healthcare, Inc.* ..............      5,156,100
  50,000            UnitedHealth Group Inc. ...............      2,820,500
  30,000            Wellpoint Health Networks, Inc.*.......      2,894,100
                                                              ------------
                                                                24,656,575
                                                              ------------
                    Medical Distributors (2.8%)
  40,000            Bindley Western Industries, Inc. ......      1,620,000
 162,875            Cardinal Health, Inc. .................     15,521,988
 100,000            McKesson HBOC, Inc. ...................      3,267,000
                                                              ------------
                                                                20,408,988
                                                              ------------
                    Medical Specialties (11.0%)
 500,000            ALZA Corp. * ..........................     20,700,000
  25,000            Applera Corp. - Applied
                      Biosystems Group ....................      2,100,000
  40,000            ArQule, Inc.* .........................        865,000
 275,000            Baxter International, Inc. ............     24,167,000
  40,000            Biosource International, Inc.* ........        515,000
  55,000            Cerus Corp.* ..........................      3,767,500
 225,834            Medtronic, Inc. .......................     12,195,036
  85,000            Qiagen N.V. (Netherlands)* ............      2,836,875
 265,000            Stryker Corp. .........................     11,978,000
                                                              ------------
                                                                79,124,411
                                                              ------------
                    Miscellaneous Commercial Services (0.5%)
 200,000            Dendrite International, Inc.* .........      3,750,000
                                                              ------------
                    Pharmaceuticals: Major (20.6%)
 425,000            American Home Products Corp. ..........     25,117,500
 475,000            AstraZeneca PLC (ADR) (United Kingdom).     21,094,750


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS January 31, 2001 (unaudited) continued


NUMBER OF
 SHARES                                                    VALUE
-------------------------------------------------------------------
  90,000      Aventis S.A. (ADR) (France)...........   $  7,139,700
 150,000      Bristol-Myers Squibb Co. .............      9,283,500
 200,000      Lilly (Eli) & Co. ....................     15,760,000
 275,000      Merck & Co., Inc. ....................     22,599,500
 418,058      Pfizer, Inc. .........................     18,875,319
     750      Roche Holding AG (Switzerland) .......      6,909,341
  75,000      Sanofi-Synthelabo S.A. ...............      4,341,666
 325,000      Schering-Plough Corp. ................     16,380,000
                                                       ------------
                                                        147,501,276
                                                       ------------
              Pharmaceuticals: Other (10.3%)
   7,500      Actelion Ltd. (Switzerland)* .........      3,113,553
 190,000      Allergan, Inc. .......................     15,532,500
  20,000      Aronex Pharmaceuticals, Inc.* ........         25,000
 220,000      Aviron* ..............................     11,302,500
 400,000      Forest Laboratories, Inc.* ...........     26,784,000
 170,000      Inspire Pharmaceuticals, Inc.* .......      2,273,750
 134,800      Serono S.A. (ADR) (Switzerland)*......      2,647,472
  12,000      Serono S.A. (B Shares) (Switzerland)..      9,516,484
  45,000      Teva Pharmaceutical Industries Ltd.
                (ADR) (Israel) .....................      2,424,375
                                                       ------------
                                                         73,619,634
                                                       ------------
              Services to the Health Industry (5.6%)
 160,000      Albany Molecular Research, Inc.*......      7,640,000
 215,000      Covance, Inc.* .......................      2,956,250
 110,000      Laboratory Corp. of America
                Holdings* ..........................     14,984,200
  50,000      MDS Inc. (Canada) ....................        890,594
 105,000      Quest Diagnostics Inc.* ..............     10,867,500
  80,800      Specialty Laboratories, Inc.* ........      2,419,960
                                                       ------------
                                                         39,758,504
                                                       ------------
              TOTAL COMMON STOCKS
              (Cost $548,793,485)...................    685,829,863
                                                       ------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                VALUE
-------------------------------------------------------------------
              SHORT-TERM INVESTMENT (a) (4.3%)
              U.S. GOVERNMENT AGENCY
 $30,700      Student Loan Marketing Assoc.
                5.58% due 02/01/01 (Cost
                $30,700,000) .......................   $ 30,700,000
                                                       ------------

TOTAL INVESTMENTS
(Cost $579,493,485) (b)....................     99.9%   716,529,863
OTHER ASSETS IN EXCESS OF LIABILITIES .....      0.1      1,025,102
                                               -----   ------------
NET ASSETS ................................    100.0%  $717,554,965
                                               =====   ============

---------------------
ADR    American Depository Receipt.
 *     Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $157,961,464 and the aggregate gross unrealized depreciation is $20,925,086, resulting in net unrealized appreciation of $137,036,378.


                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
January 31, 2001 (unaudited)

ASSETS:
Investments in securities, at value
  (cost $579,493,485)........................................   $716,529,863
Cash ........................................................         56,854
Receivable for:
    Investments sold ........................................     10,237,139
    Shares of beneficial interest sold ......................      2,489,219
    Dividends ...............................................        127,625
    Foreign withholding taxes reclaimed .....................         63,684
Prepaid expenses and other assets ...........................         88,737
                                                                ------------
    TOTAL ASSETS ............................................    729,593,121
                                                                ------------
LIABILITIES:
Payable for:
    Investments purchased ...................................     10,143,679
    Investment management fee ...............................        638,162
    Plan of distribution fee ................................        626,802
    Shares of beneficial interest repurchased ...............        551,197
Accrued expenses and other payables .........................         78,316
                                                                ------------
    TOTAL LIABILITIES .......................................     12,038,156
                                                                ------------
    NET ASSETS ..............................................   $717,554,965
                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in-capital .............................................   $564,215,648
Net unrealized appreciation .................................    137,034,584
Accumulated net investment loss .............................     (4,820,296)
Accumulated undistributed net realized gain .................     21,125,029
                                                                ------------
    NET ASSETS ..............................................   $717,554,965
                                                                ============
CLASS A SHARES:
Net Assets ..................................................    $11,300,126
Shares Outstanding (unlimited authorized, $.01 par value) ...        610,849
    NET ASSET VALUE PER SHARE ...............................         $18.50
                                                                      ======
    MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) .........         $19.52
                                                                      ======
CLASS B SHARES:
Net Assets ..................................................   $665,620,113
Shares Outstanding (unlimited authorized, $.01 par value) ...     37,222,150
    NET ASSET VALUE PER SHARE ...............................         $17.88
                                                                      ======
CLASS C SHARES:
Net Assets ..................................................    $25,668,498
Shares Outstanding (unlimited authorized, $.01 par value) ...      1,434,806
    NET ASSET VALUE PER SHARE ................................        $17.89
                                                                      ======
CLASS D SHARES:
Net Assets ..................................................    $14,966,228
Shares Outstanding (unlimited authorized, $.01 par value) ...        801,298
    NET ASSET VALUE PER SHARE ................................        $18.68
                                                                      ======


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the six months ended January 31, 2001 (unaudited)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $3,425 foreign withholding tax) ...............   $ 1,274,707
Interest ........................................................     1,239,030
                                                                    -----------
  TOTAL INCOME ..................................................     2,513,737
                                                                    -----------
EXPENSES
Investment management fee .......................................     3,426,447
Plan of distribution fee (Class A shares) .......................        15,322
Plan of distribution fee (Class B shares) .......................     3,260,729
Plan of distribution fee (Class C shares) .......................       111,220
Transfer agent fees and expenses ................................       286,213
Registration fees ...............................................        92,186
Professional fees ...............................................        33,467
Shareholder reports and notices .................................        27,718
Custodian fees ..................................................        27,107
Trustees' fees and expenses .....................................         5,851
Other ...........................................................         5,288
                                                                    -----------
  TOTAL EXPENSES ................................................     7,291,548
                                                                    -----------
  NET INVESTMENT LOSS ...........................................    (4,777,811)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain ...............................................    62,307,871
                                                                    -----------
Net change in unrealized appreciation/depreciation on:
  Investments ...................................................   (35,859,814)
  Translation of forward foreign currency contracts, other
    assets and liabilities denominated in foreign currencies ....         1,937
                                                                    -----------
  NET DEPRECIATION ..............................................   (35,857,877)
                                                                    -----------
  NET GAIN ......................................................    26,449,994
                                                                    -----------
NET INCREASE ....................................................   $21,672,183
                                                                    ===========


                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX      FOR THE YEAR
                                                            MONTHS ENDED         ENDED
                                                          JANUARY 31, 2001   JULY 31, 2000
--------------------------------------------------------------------------------------------
                                                             (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss ..................................     $  (4,777,811)     $ (5,727,138)
Net realized gain ....................................        62,307,871        56,290,919
Net change in unrealized appreciation ................       (35,857,877)      115,824,653
                                                           -------------      ------------
  NET INCREASE .......................................        21,672,183       166,388,434
                                                           -------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
Class A shares .......................................        (1,206,779)          (54,741)
Class B shares .......................................       (82,896,743)      (19,874,197)
Class C shares .......................................        (3,115,534)         (191,312)
Class D shares .......................................        (1,780,958)           (2,308)
                                                           -------------      ------------
  TOTAL DISTRIBUTIONS ................................       (89,000,014)      (20,122,558)
                                                           -------------      ------------
Net increase from transactions in shares of beneficial
  interest ...........................................       239,213,975       100,202,282
                                                           -------------      ------------
  NET INCREASE .......................................       171,886,144       246,468,158
NET ASSETS:
Beginning of period ..................................       545,668,821       299,200,663
                                                           -------------      ------------
  END OF PERIOD
  (Including accumulated net investment losses of
  $4,820,296 and $42,485, respectively) ..............     $ 717,554,965      $545,668,821
                                                           =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing in securities of companies in the health sciences industry throughout the world. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and
(4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


B. ACCOUNTING FOR INVESTMENTS - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX STATUS - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature,

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 1.0% to the portion of daily net assets not exceeding $500 million and 0.95% to the portion of daily net assets exceeding $500 million.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $17,333,857 at January 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $253,217 and $11,230, respectively and received $120,353, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2001, aggregated $662,545,800 and $512,981,389, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $107,730 with Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At January 31, 2001, the Fund's payable for investments purchased and receivable for investments sold included unsettled trades with DWR of $1,404,086 and $869,021, respectively.

For the six months ended January 31, 2001, the Fund incurred brokerage commissions of $20,025 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. At January 31, 2001, the Fund had an accrued pension liability of $39,557 which is included in accrued expenses in the Statement of Assets and Liabilities.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                    FOR THE YEAR
                                                MONTHS ENDED                       ENDED
                                             JANUARY  31, 2001                 JULY 31, 2000
                                       ------------------------------  ------------------------------
                                                (unaudited)
                                          SHARES          AMOUNT           SHARES         AMOUNT
                                       ------------- ----------------  ------------- ----------------
CLASS A SHARES
Sold ...............................       582,612    $  12,296,131        925,791    $  16,253,215
Reinvestment of distributions ......        53,842        1,052,618          3,935           53,281
Redeemed ...........................      (479,761)     (10,427,591)      (528,370)      (9,224,240)
                                          --------    -------------       --------    -------------
Net increase - Class A .............       156,693        2,921,158        401,356        7,082,256
                                          --------    -------------       --------    -------------
CLASS B SHARES
Sold ...............................    11,661,263      240,293,822     11,155,596      188,803,406
Reinvestment of distributions ......     4,019,798       76,014,379      1,400,805       18,574,673
Redeemed ...........................    (5,372,314)    (108,758,123)    (8,075,247)    (125,859,468)
                                        ----------    -------------     ----------    -------------
Net increase - Class B .............    10,308,747      207,550,078      4,481,154       81,518,611
                                        ----------    -------------     ----------    -------------
CLASS C SHARES
Sold ...............................       811,059       16,888,498        887,143       14,828,695
Reinvestment of distributions ......       156,218        2,955,637         14,099          186,948
Redeemed ...........................      (260,189)      (5,196,432)      (292,070)      (4,731,358)
                                        ----------    -------------     ----------    -------------
Net increase - Class C .............       707,088       14,647,703        609,172       10,284,285
                                        ----------    -------------     ----------    -------------
CLASS D SHARES
Sold ...............................       735,106       16,426,818        777,294       12,305,118
Reinvestment of distributions ......        88,151        1,739,221            151            2,065
Redeemed ...........................      (185,293)      (4,071,003)      (724,491)     (10,990,053)
                                        ----------    -------------     ----------    -------------
Net increase - Class D .............       637,964       14,095,036         52,954        1,317,130
                                        ----------    -------------     ----------    -------------
Net increase in Fund ...............    11,810,492    $ 239,213,975      5,544,636    $ 100,202,282
                                        ==========    =============     ==========    =============


6. FEDERAL INCOME TAX STATUS

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS January 31, 2001 (unaudited) continued


7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At January 31, 2001, there were no outstanding forward contracts.

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                  FOR THE PERIOD
                                                  FOR THE SIX                 FOR THE YEAR ENDED JULY 31          JULY 28, 1997*
                                                 MONTHS ENDED      --------------------------------------------       THROUGH
                                               JANUARY 31, 2001        2000            1999            1998        JULY 31, 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ........      $19.81             $13.39           $15.31         $15.10          $15.03
                                                   ------             ------           ------         ------          ------
Income (loss) from investment operations:
 Net investment loss ........................       (0.07)             (0.13)           (0.10)         (0.18)              -
 Net realized and unrealized gain ...........        1.34               7.51             1.59           1.55            0.07
                                                   ------             ------           ------         ------          ------
Total income from investment operations .....        1.27               7.38             1.49           1.37            0.07
                                                   ------             ------           ------         ------          ------
Less distributions from net realized gain ...       (2.58)             (0.96)           (3.41)         (1.16)              -
                                                   ------             ------           ------         ------          ------
Net asset value, end of period ..............      $18.50             $19.81           $13.39         $15.31          $15.10
                                                   ======             ======           ======         ======          ======
TOTAL RETURN+ ...............................        5.71 %(1)         58.44 %          10.03 %         9.94 %          0.47 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ....................................        1.37 %(2)(3)       1.45 %(3)        1.47 %(3)      1.51 %          1.57 %(2)
Net investment loss .........................       (0.65)%(2)(3)      (0.79)%(3)       (0.74)%(3)     (1.06)%         (0.55)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .....     $11,300             $8,996             $707           $260             $10
Portfolio turnover rate .....................          78 %(1)           191 %            148 %          139 %            85 %

-------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                 FOR THE SIX                          FOR THE YEAR ENDED JULY 31,
                                                MONTHS ENDED     ------------------------------------------------------------------
                                             JANUARY 31, 2001++      2000++         1999++       1998++       1997*        1996
-----------------------------------------------------------------------------------------------------------------------------------
                                                 (unaudited)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period .......       $19.30            $13.17        $15.22        $15.10      $14.97       $12.88
                                                   ------            ------        ------        ------      ------       ------
Income (loss) from investment operations:
 Net investment loss .......................        (0.14)            (0.24)        (0.21)        (0.31)      (0.31)       (0.26)
 Net realized and unrealized gain ..........         1.30              7.33          1.57          1.59        1.39         3.44
                                                   ------            ------        ------        ------      ------       ------
Total income from investment operations ....         1.16              7.09          1.36          1.28        1.08         3.18
                                                   ------            ------        ------        ------      ------       ------
Less distributions from net realized gain ..        (2.58)            (0.96)        (3.41)        (1.16)      (0.95)       (1.09)
                                                   ------            ------        ------        ------      ------       ------
Net asset value, end of period .............       $17.88            $19.30        $13.17        $15.22      $15.10       $14.97
                                                   ======            ======        ======        ======      ======       ======
TOTAL RETURN+ ..............................         5.28 %(1)        57.16 %        9.12 %        9.33 %      7.55 %      24.84 %
RATIOS TO AVERAGE NET ASSETS:
Expenses ...................................         2.12 %(2)(3)      2.20 %(3)     2.27 %(3)     2.26 %      2.25 %       2.20 %
Net investment loss ........................        (1.40)%(2)(3)     (1.54)%(3)    (1.54)%(3)    (1.87)%     (2.08)%      (2.03)%
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ....     $665,620          $519,365      $295,446      $355,416    $422,667     $442,876
Portfolio turnover rate ....................           78 %(1)          191 %         148 %         139 %        85 %         63 %

--------------
 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued

                                                                                                                   FOR THE PERIOD
                                                   FOR THE SIX                FOR THE YEAR ENDED JULY 31           JULY 28, 1997*
                                                   MONTHS ENDED       -----------------------------------------       THROUGH
                                                 JANUARY 31, 2001        2000            1999          1998        JULY 31, 1997
----------------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........       $19.30             $13.18         $15.23        $15.10           $15.03
                                                      ------             ------         ------        ------           ------
Income (loss) from investment operations:
 Net investment loss ..........................        (0.14)             (0.25)         (0.21)        (0.29)               -
 Net realized and unrealized gain .............         1.31               7.33           1.57          1.58             0.07
                                                      ------             ------         ------        ------           ------
Total income from investment operations .......         1.17               7.08           1.36          1.29             0.07
                                                      ------             ------         ------        ------           ------
Less distributions from net realized gain .....        (2.58)             (0.96)         (3.41)        (1.16)               -
                                                      ------             ------         ------        ------           ------
Net asset value, end of period ................       $17.89             $19.30         $13.18        $15.23           $15.10
                                                      ======             ======         ======        ======           ======
TOTAL RETURN+ .................................         5.33 %(1)         57.04 %         9.13 %        9.40 %           0.47 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................         2.12 %(2)(3)       2.20 %(3)      2.27 %(3)     2.27 %           2.31 %(2)
Net investment loss ...........................        (1.40)%(2)(3)      (1.54)%(3)     (1.54)%(3)    (1.78)%          (1.28)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......      $25,668            $14,048         $1,562          $485              $20
Portfolio turnover rate .......................           78 %(1)           191 %          148 %         139 %             85 %

--------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS, continued


                                                                                                                    FOR THE PERIOD
                                                    FOR THE SIX                 FOR THE YEAR ENDED JULY 31          JULY 28, 1997*
                                                    MONTHS ENDED      -------------------------------------------       THROUGH
                                                  JANUARY 31, 2001        2000           1999          1998         JULY 31, 1997
-----------------------------------------------------------------------------------------------------------------------------------
                                                    (unaudited)
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..........       $19.96             $13.46         $15.35        $15.10            $15.03
                                                      ------             ------         ------        ------            ------
Income (loss) from investment operations:
 Net investment loss ..........................        (0.04)             (0.10)         (0.09)        (0.14)                -
 Net realized and unrealized gain .............         1.34               7.56           1.61          1.55              0.07
                                                      ------             ------         ------        ------            ------
Total income from investment operations .......         1.30               7.46           1.52          1.41              0.07
                                                      ------             ------         ------        ------            ------
Less distributions from net realized gain .....        (2.58)             (0.96)         (3.41)        (1.16)                -
                                                      ------             ------         ------        ------            ------
Net asset value, end of period ................       $18.68             $19.96         $13.46        $15.35            $15.10
                                                      ======             ======         ======        ======            ======
TOTAL RETURN+ .................................         5.83 %(1)         58.74 %        10.22 %       10.22 %            0.47 %(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ......................................         1.12 %(2)(3)       1.20 %(3)      1.27 %(3)     1.26 %            1.31 %(2)
Net investment loss ...........................        (0.40)%(2)(3)      (0.54)%(3)     (0.54)%(3)    (0.79)%           (0.29)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .......      $14,966             $3,260         $1,485        $1,244               $10
Portfolio turnover rate .......................           78 %(1)           191 %          148 %         139 %              85 %

--------------
 *    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Teresa McRoberts
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


MORGAN STANLEY
DEAN WITTER
HEALTH SCIENCES
TRUST


[GRAPHIC OMITTED]


SEMIANNUAL REPORT
JANUARY 31, 2001